Cover	Nov. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Nov. 25, 2024
Entity File Number	333-252500
Entity Registrant Name	YCQH AGRICULTURAL TECHNOLOGY CO. LTD
Entity Central Index Key	0001794276
Entity Tax Identification Number	61-1948707
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.1002,
Entity Address, Address Line Two	Block 2, No.5, Annex 5, No.188,
Entity Address, Address Line Three	Beizhan East Road, Shapingba District
Entity Address, City or Town	Chongqing
Entity Address, Country	CN
Entity Address, Postal Zip Code	400030
City Area Code	(+86)
Local Phone Number	15016720830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false